Variable Interest Entities - Summarized Financial Information of Equity Method Investees (Details) - Investment funds - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Assets	$ 40,120	$ 51,649
Liabilities	5,886	6,990
Equity	34,234	44,659
Net income	$ 1,686	$ 5,945	$ 8,418